SCHEDULE OF POTENTIALLY DILUTIVE INSTRUMENTS OUTSTANDING (Details) - shares	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential incremental shares	275,689,846	293,414,853	234,186,020	65,413,842
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential incremental shares	246,123,029	156,381,169	158,403,141	10,406,100
Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential incremental shares	23,246,817	128,743,903	68,475,290	34,128,212
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential incremental shares	6,320,000	8,289,781	7,307,589	20,879,530